16. PROVISION FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2017
Provision For Tax Social Security Labor Civil And Environmental Risks And Judicial Deposits Tables
Accrued amounts and judicial deposits

Claims of different nature are being challenged at the appropriate courts. Details of the accrued amounts and related judicial deposits are as follows:

				Consolidated
	Accrued liabilities		Judicial deposits
	12/31/2017	12/31/2016	12/31/2017	12/31/2016
Tax	113,451	119,523	52,542	62,035
Social security	74,522	62,574	50,098	48,614
Labor	451,173	485,422	202,104	186,823
Civil	148,212	137,857	22,752	23,179
Environmental	37,733	7,716	1,826	2,220
Deposit of a guarantee			10,029	8,387
	825,091	813,092	339,351	331,258

Classification:
Current	105,958	108,607
Non- current	719,133	704,485	339,351	331,258
	825,091	813,092	339,351	331,258

Changes in the provision for tax, social security, labor, civil and environmental risks

The changes in the provision for tax, social security, labor, civil and environmental risks in the year ended December 31, 2017 were as follows:

					Consolidated
					Current + Non- current
Nature	12/31/2016	Additions	Accrued charges	Net utilization of reversal	12/31/2017
Tax	119,523	24,805	6,325	(37,202)	113,451
Social security	62,574	10,333	3,121	(1,506)	74,522
Labor	485,422	42,400	33,330	(109,979)	451,173
Civil	137,857	3,496	11,681	(4,822)	148,212
Environmental	7,716	33,549	221	(3,753)	37,733
	813,092	114,583	54,678	(157,262)	825,091

Legal matters with possible risk of loss

		Consolidated
	12/31/2017	12/31/2016
Income tax / Social contribution - Assessment Notice and imposition of fine (AIIM) - Capital gain for an alleged sale of the shares of its subsidiary NAMISA (1) .	11,073,961	8,415,142
Income tax / Social contribution - Assessment Notice and imposition of fine (AIIM) - Disallowance of deductions of goodwill generated in the reverse incorporation of Big Jump by Namisa	2,623,179	2,457,855
Assessment Notice and Imposition of fine (AIIM) - Income tax/ Social contribution - gloss of interest on prepayment arising from supply contracts of iron ore and port services	2,500,606	2,327,499
Notices of violation and imposition of fine - Income taxes and social contribution due to profits from foreign subsidiaries (years 2008,2010 and 2011)	1,858,640	1,644,898
Tax foreclosures - ICMS - Electricity credits	920,306	838,192
Installments MP 470 - alleged insufficiency of tax losses	704,739	652,553
Offset of taxes that were not approved by the Federal Revenue Service - IRPJ/CSLL, PIS/COFINS e IPI	1,685,648	1,505,079
Disallowance of the ICMS credits - Transfer of iron ore	499,006	570,997
ICMS - Refers to the transfer of imported raw material at an amount lower than the price disclosed in the import documentation	275,233	279,511
Disallowance of the tax losses arising on adjustments to the SAPLI	491,862	455,214
Assessment Notice - ICMS - shipping and return merchandise for Industrialization	816,199	749,492
Assessment Notice- Income tax- Capital Gain of CFM vendors located outside	203,185	185,249
CFEM - Divergence on the understanding between CSN and DNPM on the calculation basis	290,249	348,512
Other tax (federal, state, and municipal) lawsuits	3,065,131	2,727,258
Assessment Notice - ICMS - Questions about sales to incentive zone	170,330
Social security lawsuits	278,600	263,951
Law suit applied by Brazilian antitrust authorities (CADE)	98,189	96,316
Other civil lawsuits	1,111,944	814,440
Labor and social security lawsuits	1,569,712	1,138,155
Environmental lawsuits - ACP TAC/PAC - Compliance with environmental obligations (2) .	216,878	203,486
Tax foreclosures - Fine of Volta Grande IV (3)	67,620	58,045
Others Enviromental lawsuits	117,858	113,741
	30,639,075	25,845,585

 1.    In February 2017, we were notified of the judgment of the Amendment of Judgment filed due the CARF’s decision on case, in which the Federal Revenue Service of Brazil challenges the capital gain on the alleged sale of 40% of NAMISA (currently CSN Mineração S.A.). The CARF, in short, agreed with the infringement notice. The Company, however, is taking of the lawfulness of the operation and, therefore, is evaluating the appropriate legal and procedural measures to reverse the decision. Currently we have been discussing the subject in several processes and there is a fiscal execution by which a portion of our assets, such as buildings, equipment, land, vehicles and fixtures and furniture, has been given as a guarantee. This processual scenario does not change our assessment and, accordingly, we maintain that contingency as possible.

2.      In 1995, the Municipality of Volta Redonda filed a civil action requesting compliance with the requirements of the Environmental Compensation Program (PAC) agreed between the municipality and CSN. In May 2008, despite the fact that CSN had demonstrated its compliance with the TAC / 1995, involving an approximate amount of R$ 16 million, the Municipality of Volta Redonda disagreed and requested payment of the obligations considered by the Municipality as outstanding. After the initial discussions, the Municipality of Volta Redonda filed a petition to execute the allegedly unfulfilled items, in the original amount of R$ 172 million, which was duly contested by the Company. The First Instance Judge appointed a team of experts to determine the outstanding obligations and the respective value involved. Currently, the process is suspended, at the request of both parties, with a view to negotiations for a possible agreement.

3.      On April 8, 2013, INEA imposed on CSN a fine of R$ 35 million in respect of the aspects involving the Volta Grande IV condominium, determining that the actions already considered and discussed in the civil suit filed in July 2012. In connection with the application of this fine, an annulment action was distributed, in January 2014, to the 10th Civil Court of the State of Rio de Janeiro, seeking the annulment of the fine and its effects. In parallel, INEA filed a tax enforcement action in order to enforce the amount of the fine imposed. The aforementioned Tax Enforcement action was distributed in May 2014 to the 4th Volta Redonda Active Debt Registry in the State of Rio de Janeiro. Currently, said enforcement action is suspended until the judgment of the annulment action, in order to avoid conflicting decisions.